Discontinued Operations - Financial Results (Details) - Lighting Products - Discontinued Operations, Held-for-sale or Disposed of by Sale - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 24, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue, net	$ 419.8	$ 568.8
Cost of revenue, net	324.3	463.2
Gross profit	95.5	105.6
Research and development	37.1	35.9
Sales, general and administrative	100.6	97.6
Amortization or impairment of acquisition-related intangibles	116.4	23.6
Goodwill impairment charges	90.3	247.5
Loss on disposal or impairment of long-lived assets	2.0	2.1
Operating income	(250.9)	(301.1)
Non-operating income	0.0	(1.3)
Loss before income taxes and loss on sale	(250.9)	(299.8)
Loss on sale	66.2	0.0
Loss before income taxes	(317.1)	(299.8)
Income tax expense (benefit)	0.1	(36.3)
Net loss	$ (317.2)	$ (263.5)